Business Combinations and Acquisitions of Non-Controlling Interests - Agreement with Vivendi for the Exchange of Shares of Telefonica Brasil for Treasury Shares of Telefonica S.A. (Details)
€ in Millions, shares in Millions
		1 Months Ended	12 Months Ended
	Jun. 24, 2015	Sep. 30, 2015 EUR (€) shares	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of detailed information about business combination [line items]
Net movement in treasury shares			€ 35	€ (637)	€ (1,586)
Treasury Shares
Disclosure of detailed information about business combination [line items]
Net movement in treasury shares			€ 35	€ (637)	(1,511)
Retained earnings
Disclosure of detailed information about business combination [line items]
Net movement in treasury shares					€ (75)
Telefónica Brazil
Disclosure of detailed information about business combination [line items]
Treasury shares delivered | shares		46.0
Percent of share capital transferred		0.0095
Number of preferred shares received | shares		58.4
Percentage of share capital acquired	3.50%
Percent of ownership interest in subsidiary	70.13%	73.60%
Telefónica Brazil | Treasury Shares
Disclosure of detailed information about business combination [line items]
Net movement in treasury shares		€ 555
Telefónica Brazil | Retained earnings
Disclosure of detailed information about business combination [line items]
Net movement in treasury shares		€ 69